Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2060 Fund	Sep. 08, 2023
Fidelity Freedom 2060 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(18.18%)
Past 5 years	5.24%
Since Inception	6.19%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.35%	[1]
F1032
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.39%	[1]

[1]	AFrom July 20, 2017.